Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits
11.	Employee Benefits

The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2023, 2024 and 2025:

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Continuing operations:
Medical and welfare defined contribution plan	—	—	27
Other employee benefits	—	—	—
Total from continuing operations	—	—	27
Discontinued operations:
Medical and welfare defined contribution plan	11,688	8,381	3,688
Other employee benefits	45	31	10
Total from discontinued operations	11,733	8,412	3,698
Total	11,733	8,412	3,725